Benefit Plans (Accumulated Benefit Obligation and Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2017	Mar. 31, 2016
Domestic Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	¥ 220,023	¥ 222,106
Projected benefit obligation	211,449	222,106
Accumulated benefit obligation	211,449	222,106
Fair value of plan assets	202,903	202,368
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation at end of year	52,586	53,473
Projected benefit obligation	37,744	40,278
Accumulated benefit obligation	35,690	38,035
Fair value of plan assets	¥ 18,112	¥ 16,122